Rockefeller U.S. Small-Mid Cap ETF

Schedule of Investments

April 30, 2025 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Banking - 1.8%
Western Alliance Bancorp	180,785	$12,602,522

Consumer Discretionary Products - 7.4%
AZEK Co., Inc.(a)	311,410	15,433,479
Crocs, Inc.(a)	136,166	13,129,126
Ralph Lauren Corp.	54,327	12,220,859
Skechers USA, Inc. - Class A(a)	217,915	10,464,278
		51,247,742

Consumer Discretionary Services - 4.7%
Stride, Inc.(a)	230,113	32,733,574

Financial Services - 13.8%
BGC Group, Inc.	1,902,051	17,232,582
HA Sustainable Infrastructure Capital, Inc.	583,581	14,577,854
PJT Partners, Inc. - Class A	122,517	17,361,884
SLM Corp.	742,243	21,458,245
StoneX Group, Inc.(a)	290,252	25,706,168
		96,336,733

Health Care - 11.0%
Chemed Corp.	16,541	9,618,757
Masimo Corp.(a)	101,271	16,300,580
Merit Medical Systems, Inc.(a)	267,039	25,221,834
RadNet, Inc.(a)	488,830	25,604,915
		76,746,086

Industrial Products - 13.5%
AAON, Inc.	146,139	13,338,107
Badger Meter, Inc.	66,174	14,612,543
CSW Industrials, Inc.	35,227	11,007,733
Curtiss-Wright Corp.	57,643	19,880,494
Mueller Industries, Inc.	188,143	13,839,799
RBC Bearings, Inc.	24,818	8,154,450
Trimble, Inc.(a)	207,176	12,873,917
		93,707,043

Industrial Services - 12.7%
Applied Industrial Technologies, Inc. - ADR	63,667	15,488,907
Casella Waste Systems, Inc.(a)	99,742	11,714,698
Clean Harbors, Inc.(a)	61,054	13,061,893
Korn Ferry	381,117	23,514,919

Sterling Infrastructure, Inc.(a)	73,746	11,019,865
Tetra Tech, Inc.	443,006	13,817,357
		88,617,639

Insurance - 4.0%
Baldwin Insurance Group, Inc.(a)	306,811	12,769,474
Reinsurance Group of America, Inc.	79,148	14,825,212
		27,594,686

Materials - 1.2%
Boise Cascade Co.	89,932	8,388,857

Real Estate - 2.0%
Camden Property Trust - REIT	121,597	13,837,739

Retail & Wholesale - Discretionary - 4.5%
FirstCash Holdings, Inc.	235,443	31,539,944

Retail & Wholesale - Staples - 7.3%
BJ’s Wholesale Club Holdings, Inc.(a)	238,213	28,004,320
Ollie’s Bargain Outlet Holdings, Inc.(a)	212,510	22,549,436
		50,553,756

Software & Tech Services - 8.4%
Agilysys, Inc. - ADR	173,390	12,891,546
Kyndryl Holdings, Inc.(a)	376,640	12,210,669
Q2 Holdings, Inc.(a)	245,431	19,450,407
Vertex, Inc.(a)	346,429	13,867,553
		58,420,175

Tech Hardware & Semiconductors - 4.9%
Impinj, Inc.(a)	125,907	11,599,812
Onto Innovation, Inc.(a)	83,058	10,130,584
TD SYNNEX Corp.	108,616	12,034,653
		33,765,049

TOTAL COMMON STOCKS (Cost $573,869,752)		676,091,545

CONTINGENT VALUE RIGHTS - 0.0%(c)
Health Care - 0.0%(c)
ABIOMED, Inc., Expires, Exercise Price: $0.00(a)(b)	68,833	—

TOTAL CONTINGENT VALUE RIGHTS (Cost $–)		—

TOTAL INVESTMENTS - 97.2% (Cost $573,869,752)		$676,091,545
U.S. Bank Money Market Deposit Account – 3.1%(d)		21,488,268
Liabilities in Excess of Other Assets - (0.3)%		(2,043,416)
TOTAL NET ASSETS - 100.0%		$695,536,397

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 4.20%.